Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		5 Months Ended	6 Months Ended
	Sep. 21, 2020	Dec. 31, 2020	Jun. 30, 2021
Summary Of Significant Accounting Policies [Line Items]
Cash equivalents		$ 0	$ 0
Assets Held-in-trust, Noncurrent		250,004,454	250,011,922
Concentrations of credit risk federal depository insurance coverage limit		250,000	250,000
Unrecognized tax benefits		0	0
Accrued for payment of interest and penalties		$ 0	$ 0
Initial Public Offering
Summary Of Significant Accounting Policies [Line Items]
Warrants issued		8,333,333
Private Placement
Summary Of Significant Accounting Policies [Line Items]
Warrants issued	4,666,667	4,666,667
ASU 2020-06
Summary Of Significant Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2021
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true
Public Warrants
Summary Of Significant Accounting Policies [Line Items]
Antidilutive securities		13,000,000	13,000,000
Class A Ordinary Shares Subject to Possible Redemption
Summary Of Significant Accounting Policies [Line Items]
Temporary equity shares subject to possible redemption		21,558,398	21,803,833
Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents original maturity term		3 months	3 months
Maximum | U.S. Treasury Securities
Summary Of Significant Accounting Policies [Line Items]
Investments held in Trust Account, original maturity			185 days